PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Related to financing activities:
Prepaid interest	$ 20.1	$ 15.5
Derivative instruments	22.3	44.5
Related to operating and other activities:
Other tax receivables	39.0	34.2
Prepaid license fees	24.5	10.4
Prepaid advertising and promotion	5.3	8.4
Prepaid insurance	5.1	5.1
Promissory notes	4.4	7.0
Loan receivable	2.2	7.3
Other receivables	77.1	80.8
Total	$ 200.0	$ 213.2